Liabilities for Estimated Fair Value of Derivative Warrant Instruments (Detail) (USD $)	1 Months Ended				2 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2012		Apr. 30, 2011		Jul. 31, 2011		Jan. 31, 2011		Oct. 31, 2012		Jan. 31, 2012		Jan. 31, 2011
Class of Warrant or Right [Line Items]
Common stock issuable upon exercise of warrants	2,125,000		4,000,000		4,000,000		30,739,129		41,671,194		38,739,129		30,739,129
Market price of the Companys common stock on the measurement dates	$ 0.05						$ 0.087		$ 0.012		$ 0.064		$ 0.087
Exercise price	$ 0.06		$ 0.125		$ 0.125		$ 0.125				$ 0.125		$ 0.125
Risk free interest rate	0.37%	[1]					0.475%	[2]					0.42%	[3]
Dividend yield	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Volatility	295.28%						257.95%				288.34%		266.74%
Expected exercise term in years	2 years		1 year 6 months		1 year 6 months		1 year 6 months						1 year 4 months 24 days
Minimum
Class of Warrant or Right [Line Items]
Market price of the Companys common stock on the measurement dates			$ 0.08		$ 0.07		$ 0.05				$ 0.01		$ 0.05
Exercise price									$ 0.05
Risk free interest rate			0.61%	[1]	0.37%	[1]			0.11%	[4]	0.08%	[3],[4]
Volatility			268.16%		257.60%				242.55%		246.00%
Expected exercise term in years									1 month 20 days		4 months 20 days
Maximum
Class of Warrant or Right [Line Items]
Market price of the Companys common stock on the measurement dates			$ 0.10		$ 0.08		$ 0.09				$ 0.05		$ 0.09
Exercise price									$ 0.12
Risk free interest rate			0.81%	[1]	0.38%	[1]			0.30%	[4]	0.13%	[3],[4]
Volatility			284.75%		259.63%				337.17%		271.00%
Expected exercise term in years									1 year 4 months 13 days		11 months 12 days

[1]	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.
[2]	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.
[3]	The risk-free interest rate was determined by management using the 6-month and 1-year Treasury Bill as of January 31, 2012 and the average of 1 and 2 years Treasury Bill as of January 31, 2011.
[4]	The risk-free interest rate was determined by management using the 3- and 6-month and 1- and 2-year Treasury Bill yield as October 31, 2012 and the 6-month and 1-year Treasury Bill as of January 31, 2012.